Debt - April 2023 Convertible Notes (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended
	Jul. 30, 2024	Sep. 30, 2023	Jul. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Apr. 04, 2023
Debt
Proceeds from issuance of convertible notes payable			$ 16,500			$ 13,000
April 2023 Convertible Notes
Debt
Principal amount					$ 15,000		$ 5,000
Interest rate							8.00%
Right to issue additional convertible promissory notes							$ 10,000
Proceeds from issuance of convertible notes payable					$ 10,000
Interest	$ 100	$ 200		$ 600		$ 300